Revenue from contracts with customers - Disaggregated Revenue Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 561,752	€ 489,302	€ 421,788
France [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	100,391	86,180	68,816
Germany [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	138,016	106,069	84,449
Netherlands [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	84,019	80,411	70,678
United Kingdom [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47,882	45,977	45,831
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	191,444	170,665	152,014
Recurring revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	533,083	462,516	399,957
Recurring revenue [member] | France [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	94,165	79,816	65,333
Recurring revenue [member] | Germany [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	130,139	99,478	78,439
Recurring revenue [member] | Netherlands [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	82,467	78,712	68,206
Recurring revenue [member] | United Kingdom [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	45,921	44,340	44,025
Recurring revenue [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	180,391	160,170	143,954
Non-recurring revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,669	26,786	21,831
Non-recurring revenue [member] | France [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,226	6,364	3,483
Non-recurring revenue [member] | Germany [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,877	6,591	6,010
Non-recurring revenue [member] | Netherlands [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,552	1,699	2,472
Non-recurring revenue [member] | United Kingdom [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,961	1,637	1,806
Non-recurring revenue [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 11,053	€ 10,495	€ 8,060